Offerings	Aug. 19, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary share, US$0.00001 par value
Amount Registered | shares	5,618,820
Proposed Maximum Offering Price per Unit	2.80
Maximum Aggregate Offering Price	$ 15,732,696.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 2,322.15
Offering Note	These shares may be represented by the Registrant's American Depositary Shares, or ADSs, each represents ten (10) ordinary shares of the Registrant. The Registrant's ADSs issuable upon deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-225171). This registration statement covers ordinary shares issuable upon exercise of options and pursuant to other awards granted under the 2023 Share Incentive Plan (the "2023 Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement is deemed to cover an indeterminate number of ordinary shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the 2023 Plan. Any ordinary shares covered by an award granted under the 2023 Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of ordinary shares that may be issued under the 2023 Plan. The amount to be registered represents ordinary shares issuable upon the exercise of outstanding options granted under the 2023 Plan as of the date of this registration statement. The corresponding proposed maximum offering price per share represents the weighted average exercise price of these outstanding options, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary share, US$0.00001 par value
Amount Registered | shares	8,805,870
Proposed Maximum Offering Price per Unit	2.83
Maximum Aggregate Offering Price	$ 24,920,612.10
Fee Rate	0.01476%
Amount of Registration Fee	$ 3,678.28
Offering Note	These shares may be represented by the Registrant's American Depositary Shares, or ADSs, each represents ten (10) ordinary shares of the Registrant. The Registrant's ADSs issuable upon deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-225171). This registration statement covers ordinary shares issuable upon exercise of options and pursuant to other awards granted under the 2023 Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement is deemed to cover an indeterminate number of ordinary shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the 2023 Plan. Any ordinary shares covered by an award granted under the 2023 Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of ordinary shares that may be issued under the 2023 Plan. The amount to be registered represents ordinary shares issuable upon the vesting of outstanding restricted share granted under the 2023 Plan. The corresponding proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on US$28.30 per ADS, the average of the high and low prices for the Registrant's ADSs as quoted on the Nasdaq on August 14, 2024.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary share, US$0.00001 par value
Amount Registered | shares	285,575,310
Proposed Maximum Offering Price per Unit	2.83
Maximum Aggregate Offering Price	$ 808,178,127.30
Fee Rate	0.01476%
Amount of Registration Fee	$ 119,287.09
Offering Note	These shares may be represented by the Registrant's American Depositary Shares, or ADSs, each represents ten (10) ordinary shares of the Registrant. The Registrant's ADSs issuable upon deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No. 333-225171). This registration statement covers ordinary shares issuable upon exercise of options and pursuant to other awards granted under the 2023 Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement is deemed to cover an indeterminate number of ordinary shares which may be offered and issued to prevent dilution from share splits, share dividends or similar transactions as provided in the 2023 Plan. Any ordinary shares covered by an award granted under the 2023 Plan (or portion of an award) that terminates, expires or lapses for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of ordinary shares that may be issued under the 2023 Plan. These shares are reserved for future award grants under the 2023 Plan. The proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, is based on US$28.30 per ADS, the average of the high and low prices for the Registrant's ADSs as quoted on the Nasdaq on August 14, 2024.